Other Income - Summary of Other Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other Operating Income [abstract]
Other income	€ 200	€ 8	€ 540